Income Taxes- Summary of net operating loss carryforwards available to offset future taxable income (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Future taxable income amount	$ 4,300,000
Future taxable income expiration	2022 through 2025
Federal
Operating Loss Carryforwards [Line Items]
Future taxable income amount		4,313,000
Future taxable income expiration		2022 - 2025
State
Operating Loss Carryforwards [Line Items]
Future taxable income amount		$ 1,669,000
Future taxable income expiration		2022 - 2025